UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-1236

DWS Balanced Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2009 (Unaudited)

DWS Balanced Fund

	Shares	Value ($)

Common Stocks 55.9%
Consumer Discretionary 3.7%
Auto Components 0.1%
Aisin Seiki Co., Ltd.	400	5,295
Autoliv, Inc.	13,400	246,426
Bridgestone Corp.	1,000	12,594
Compagnie Generale des Etablissements Michelin "B"	332	13,021
Denso Corp.	700	12,652
Fuel Systems Solutions, Inc.*	4,700	122,858
GKN PLC	2,953	3,594
Magna International, Inc. "A"	1,200	33,595
Nokian Renkaat Oyj	302	2,954

Rieter Holding AG (Registered)	52	5,863
Stanley Electric Co., Ltd.	600	5,748
Toyota Industries Corp.	400	7,962
WABCO Holdings, Inc.	32,300	482,885

		955,447
Automobiles 0.1%
Bayerische Motoren Werke (BMW) AG	271	6,428
Daimler AG (Registered)	1,751	49,098
Fiat SpA	18,971	92,710
Honda Motor Co., Ltd.	2,400	53,656
Isuzu Motors Ltd.	3,000	3,434
Mazda Motor Corp.	3,000	4,614
Mitsubishi Motors Corp.*	8,000	10,594
Nissan Motor Co., Ltd.	3,000	8,957
PSA Peugeot Citroen	354	6,027
Renault SA	1,101	21,286
Suzuki Motor Corp.	600	8,070
Toyota Motor Corp.	4,400	140,332
Volkswagen AG	237	75,589

		480,795
Distributors 0.2%
Genuine Parts Co.	52,827	1,691,520
Li & Fung Ltd.	58,000	116,259

		1,807,779
Diversified Consumer Services 0.0%
Lincoln Educational Services*	3,600	52,632
Steiner Leisure Ltd.*	15,900	396,387

		449,019
Hotels Restaurants & Leisure 1.0%
Accor SA	479	18,956
Buffalo Wild Wings, Inc.*	5,600	125,776
California Pizza Kitchen, Inc.*	6,500	67,340
Carnival Corp. (Unit)	132,293	2,406,410
Carnival PLC	469	8,640
CEC Entertainment, Inc.*	22,400	522,816
CKE Restaurants, Inc.	6,100	50,630
Compass Group PLC	6,414	31,735
Crown Ltd.	27,488	95,729
InterContinental Hotel Group PLC	796	6,042
Ladbrokes PLC	2,594	6,781
Lottomatica SpA	972	17,932
McDonald's Corp.	97,200	5,639,544
Shangri-La Asia Ltd.	46,000	53,653
Sodexo	268	13,601
TABCORP Holding Ltd.	23,640	97,965
Tatts Group Ltd.	52,357	94,831
TUI AG	491	4,124
Whitbread PLC	725	8,634
WMS Industries, Inc.*	9,300	206,646

		9,477,785
Household Durables 0.1%
Blyth, Inc.	9,500	32,395
Electrolux AB "B"	2,600	18,750
Fortune Brands, Inc.	11,900	380,800

Harman International Industries, Inc.	8,900	143,201
Husqvarna AB "B"	2,800	11,666
M/I Homes, Inc.	12,700	112,268
NVR, Inc.*	600	255,654
Panasonic Corp.	3,000	35,971
Ryland Group, Inc.	12,300	191,880
Sharp Corp.	1,000	7,381
Sony Corp.	1,500	29,007

		1,218,973
Internet & Catalog Retail 0.0%
Amazon.com, Inc.*	4,300	252,926
Home Retail Group PLC	2,228	6,652
HSN, Inc.*	18,200	86,450
Ticketmaster Entertainment, Inc.*	8,900	52,955

		398,983
Leisure Equipment & Products 0.0%
JAKKS Pacific, Inc.*	6,400	117,376
Nikon Corp.	1,000	10,347

		127,723
Media 1.0%
British Sky Broadcasting Group PLC	4,143	29,758
Comcast Corp. "A"	185,500	2,717,575
DENTSU, Inc.	600	10,258
Fairfax Media Ltd.	40,770	35,801
Gannett Co., Inc.	58,400	336,968
Gestevision Telecinco SA	1,501	12,925
Global Sources Ltd.*	23,490	100,537
Interpublic Group of Companies, Inc.*	68,700	228,771
ITV PLC	10,128	4,040
Lagardere SCA	340	12,967
Marvel Entertainment, Inc.*	22,300	613,473
McGraw-Hill Companies, Inc.	15,600	343,044
Mediacom Communications Corp. "A"*	60,900	328,860
Mediaset SpA	20,694	100,775
Modern Times Group MTG AB "B"	525	8,949
Pearson PLC	3,225	31,136
Publicis Groupe	417	9,809
Reed Elsevier NV	11,797	130,802
Reed Elsevier PLC	6,115	45,773
SES "A" (FDR)	606	11,133
Shaw Communications, Inc. "B"	5,300	85,967
Singapore Press Holdings Ltd.	268,000	495,187
Thomson Reuters Corp.	5,800	141,896
Thomson Reuters PLC	923	18,712
Time Warner, Inc.	319,300	2,979,069
United Business Media Ltd.	1,276	8,924
Vertis Holdings, Inc.*	5,114	0
Vivendi	2,506	64,700
Walt Disney Co.	24,400	504,592
Wolters Kluwer NV	6,183	111,347
WPP PLC	4,008	22,622
Yellow Pages Income Fund (Unit)	2,800	14,630

		9,561,000

Multiline Retail 0.2%
Canadian Tire Corp., Ltd. "A"	1,100	36,689
Kohl's Corp.*	45,290	1,662,596
Marks & Spencer Group PLC	3,639	12,194
Next PLC	536	9,120
PPR	179	9,058

		1,729,657
Specialty Retail 0.8%
America's Car-Mart, Inc.*	3,600	32,724
AnnTaylor Stores Corp.*	67,400	331,608
Children's Place Retail Stores, Inc.*	28,200	530,442
Coldwater Creek, Inc.*	89,600	252,672
Esprit Holdings Ltd.	26,600	141,878
Fast Retailing Co., Ltd.	100	12,627
Foot Locker, Inc.	43,500	320,160
GameStop Corp. "A"*	37,300	924,294
Hennes & Mauritz AB "B"	5,300	204,600
Hot Topic, Inc.*	62,900	537,166
Industria de Diseno Textil SA	6,383	243,690
Jo-Ann Stores, Inc.*	5,000	63,850
Jos. A. Bank Clothiers, Inc.*	7,300	200,458
Kingfisher PLC	6,218	12,500
RadioShack Corp.	46,800	536,328
Rent-A-Center, Inc.*	33,100	491,535
Staples, Inc.	76,280	1,215,903
The Buckle, Inc.	25,450	538,267
The Gap, Inc.	91,700	1,034,376
Tiffany & Co.	24,800	514,600
Williams-Sonoma, Inc.	12,300	97,416
Yamada Denki Co., Ltd.	150	8,848

		8,245,942
Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	410	14,189
Billabong International Ltd.	772	3,590
Burberry Group PLC	1,345	4,938
Carter's, Inc.*	33,900	575,961
Christian Dior SA	332	16,561
Compagnie Financiere Richemont SA "A"	9,765	142,730
Fuqi International, Inc.*	8,900	42,275
Gildan Activewear, Inc.*	1,800	19,288
Hermes International	172	17,347
Luxottica Group SpA	1,559	21,985
LVMH Moet Hennessy Louis Vuitton SA	524	28,649
NIKE, Inc. "B"	16,100	728,525
Phillips-Van Heusen Corp.	11,000	209,220
Polo Ralph Lauren Corp.	1,700	69,751
Steven Madden Ltd.*	7,800	135,564
Swatch Group AG (Bearer)	627	70,023
Swatch Group AG (Registered)	1,215	26,933
Timberland Co. "A"*	11,700	128,583
True Religion Apparel, Inc.*	8,300	94,703

		2,350,815
Consumer Staples 6.0%
Beverages 1.0%
Anheuser-Busch InBev NV	5,043	128,280

Asahi Breweries Ltd.	1,500	23,172
Carlsberg AS "B"	25,313	835,796
Coca-Cola Amatil Ltd.	2,452	14,191
Coca-Cola Co.	3,600	153,792
Coca-Cola Enterprises, Inc.	53,000	595,190
Diageo PLC	94,221	1,289,091
Foster's Group Ltd.	14,875	51,310
Heineken NV	1,879	55,339
Kirin Holdings Co., Ltd.	4,000	50,208
Pepsi Bottling Group, Inc.	50,600	976,074
PepsiCo, Inc.	112,256	5,638,619
Pernod Ricard SA	706	44,404
SABMiller PLC	2,214	36,231

		9,891,697
Food & Staples Retailing 1.6%
AEON Co., Ltd.	3,700	29,526
Carrefour SA	2,828	96,961
Casino Guichard-Perrachon SA	260	17,086
Colruyt SA	242	53,683
CVS Caremark Corp.	107,465	2,888,659
Delhaize Group	1,558	100,541
George Weston Ltd.	1,100	58,604
J Sainsbury PLC	4,178	20,116
Kesko Oyj "B"	423	10,407
Koninklijke Ahold NV	7,918	95,218
Kroger Co.	13,400	301,500
Lawson, Inc.	300	14,798
Loblaw Companies Ltd.	2,500	70,785
Metro AG	2,692	98,061
Metro, Inc. "A"	1,400	44,754
Nash Finch Co.	700	30,121
Pantry, Inc.*	21,000	349,230
Seven & I Holdings Co., Ltd.	27,600	735,578
Shoppers Drug Mart Corp.	23,000	850,977
Sysco Corp.	51,500	1,147,935
Tesco PLC	18,684	96,767
Village Super Market, Inc. "A"	1,200	33,048
Wal-Mart Stores, Inc.	133,700	6,299,944
Walgreen Co.	62,820	1,721,896
Wesfarmers Ltd.	4,643	45,142
Wesfarmers Ltd. (PPS)	978	9,456
William Morrison Supermarkets PLC	5,191	20,321
Woolworths Ltd.	8,539	148,943

		15,390,057
Food Products 1.3%
Ajinomoto Co., Inc.	4,000	34,357
Archer-Daniels-Midland Co.	71,600	1,960,408
Bunge Ltd.	36,600	1,571,604
Cadbury PLC	3,264	26,365
Danisco AS	2,755	101,753
Darling International, Inc.*	54,200	248,778
Diamond Foods, Inc.	20,700	531,576
Fresh Del Monte Produce, Inc.*	6,200	149,420
General Mills, Inc.	37,519	2,219,249
Groupe DANONE	20,531	1,057,916

J & J Snack Foods Corp.	14,900	520,159
Kellogg Co.	29,820	1,302,836
Kerry Group PLC "A"	11,940	221,903
Kraft Foods, Inc. "A"	36,734	1,030,389
Nestle SA (Registered)	42,851	1,481,537
Nissin Foods Holdings Co., Ltd.	500	16,970
Parmalat SpA	9,453	15,259
Saputo, Inc.	3,200	51,722
Tate & Lyle PLC	1,463	7,038
Tyson Foods, Inc. "A"	57,900	512,415
Unilever NV (CVA)	9,259	204,322
Unilever PLC	3,062	67,448
Wilmar International Ltd.	4,000	7,495
Yakult Honsha Co., Ltd.	700	14,196

		13,355,115
Household Products 0.9%
Central Garden & Pet Co. "A"*	74,800	448,800
Colgate-Palmolive Co.	52,140	3,391,186
Henkel AG & Co. KGaA	2,258	52,779
Kao Corp.	2,000	48,621
Procter & Gamble Co.	85,550	4,662,475
Reckitt Benckiser Group PLC	1,071	41,442

		8,645,303
Personal Products 0.1%
Beiersdorf AG	1,967	96,367
China Sky One Medical, Inc.*	7,100	99,613
Herbalife Ltd.	20,300	416,353
L'Oreal SA	1,014	67,474
Nu Skin Enterprises, Inc. "A"	8,500	80,665
Shiseido Co., Ltd.	2,000	33,457

		793,929
Tobacco 1.1%
Altria Group, Inc.	218,797	3,618,902
British American Tobacco PLC	5,511	151,519
Imperial Tobacco Group PLC	35,013	959,016
Japan Tobacco, Inc.	273	780,068
Lorillard, Inc.	18,500	1,100,010
Philip Morris International, Inc.	100,860	3,746,949
Reynolds American, Inc.	9,200	351,256
Swedish Match AB	25,928	350,287

		11,058,007
Energy 7.0%
Energy Equipment & Services 1.4%
Acergy SA	3,100	17,059
Aker Solutions ASA	2,700	12,618
AMEC PLC	55,168	450,871
Compagnie Generale de Geophysique-Veritas*	379	4,602
ENSCO International, Inc.	41,044	1,122,964
Fugro NV (CVA)	3,843	104,156
Halliburton Co.	138,309	2,385,830
Helix Energy Solutions Group, Inc.*	8,400	43,260
ION Geophysical Corp.*	135,000	202,500
Key Energy Services, Inc.*	66,400	226,424

Matrix Service Co.*	50,600	267,674
National-Oilwell Varco, Inc.*	40,861	1,080,365
Noble Corp.	37,740	1,024,641
Oil States International, Inc.*	35,100	642,681
ProSafe SE*	1,100	4,168
Rowan Companies, Inc.	63,500	803,910
RPC, Inc.	9,700	72,168
Saipem SpA	68,527	1,045,836
SBM Offshore NV	9,213	111,448
Schlumberger Ltd.	23,050	940,671
Seadrill Ltd.	1,500	12,357
Technip SA	239	7,440
Transocean Ltd.*	52,037	2,842,261
Unit Corp.*	14,300	356,642
WorleyParsons Ltd.	832	7,752

		13,790,298
Oil, Gas & Consumable Fuels 5.6%
Apache Corp.	16,900	1,267,500
BG Group PLC	82,640	1,140,740
Bill Barrett Corp.*	12,300	271,953
BP PLC	14,659	104,201
Callon Petroleum Co.*	25,200	53,172
Cameco Corp.	500	8,294
Canadian Natural Resources Ltd.	900	32,213
Canadian Oil Sands Trust (Unit)	300	4,575
Chevron Corp.	100,666	7,098,967
Cimarex Energy Co.	34,900	866,916
Clayton Williams Energy, Inc.*	12,400	493,520
Comstock Resources, Inc.*	5,000	190,650
ConocoPhillips	94,513	4,492,203
Devon Energy Corp.	53,870	3,318,392
El Paso Corp.	44,900	367,282
Enbridge, Inc.	400	13,126
EnCana Corp.	1,000	44,501
Encore Acquisition Co.*	25,800	701,244
Eni SpA	8,884	188,495
EOG Resources, Inc.	34,430	2,333,321
ExxonMobil Corp.	171,154	13,089,858
Frontline Ltd.	240	6,903
Gazprom (ADR)	39,700	515,363
Husky Energy, Inc.	400	9,929
Imperial Oil Ltd.	1,000	31,763
INPEX Corp.	10	71,747
James River Coal Co.*	20,400	276,624
Marathon Oil Corp.	59,076	1,608,639
Mariner Energy, Inc.*	75,200	744,480
McMoRan Exploration Co.*	88,100	589,389
Murphy Oil Corp.	30,500	1,347,490
Neste Oil Oyj	358	5,187
Nexen, Inc.	64,234	935,550
Nippon Mining Holdings, Inc.	11,000	39,959
Nippon Oil Corp.	17,000	73,811
Noble Energy, Inc.	29,103	1,424,010
Occidental Petroleum Corp.	50,139	2,735,083
OMV AG	9,904	282,936

Origin Energy Ltd.	6,248	55,106
Petro-Canada	600	13,010
Petroleo Brasileiro SA (ADR)	34,600	906,520
Repsol YPF SA	23,278	417,557
Royal Dutch Shell PLC "A"	2,896	72,760
Royal Dutch Shell PLC "B"	2,321	55,607
Santos Ltd.	4,665	41,909
Showa Shell Sekiyu KK	4,100	38,195
StatoilHydro ASA	70,600	1,217,529
Suncor Energy, Inc.	65,468	1,255,171
Sunoco, Inc.	5,900	273,288
Talisman Energy, Inc.	800	7,574
Teekay Tankers Ltd. "A"	17,200	201,756
TonenGeneral Sekiyu KK	4,000	38,454
Total SA	34,649	1,733,203
Tullow Oil PLC	1,051	10,504
W&T Offshore, Inc.	30,800	387,156
Woodside Petroleum Ltd.	4,183	92,350
World Fuel Services Corp.	17,100	577,467
XTO Energy, Inc.	50,395	1,869,150

		56,044,252
Financials 6.3%
Capital Markets 0.5%
Bank of New York Mellon Corp.	29,900	769,626
BGC Partners, Inc. "A"	7,900	19,039
Charles Schwab Corp.	43,600	592,524
Credit Suisse Group AG (Registered)	2,391	61,254
Daiwa Securities Group, Inc.	3,000	16,405
IGM Financial, Inc.	400	10,601
Jefferies Group, Inc.	31,813	367,122
Julius Baer Holding AG (Registered)	852	25,312
LaBranche & Co., Inc.*	85,500	586,530
Macquarie Group Ltd.	1,135	18,251
Man Group PLC	1,445	4,303
Mediobanca SpA	1,107	10,037
Morgan Stanley	6,900	139,587
Nomura Holdings, Inc.	4,000	25,764
Prospect Capital Corp.	47,327	512,551
Raymond James Financial, Inc.	30,363	562,019
Reinet Investments SCA*	678	6,336
State Street Corp.	23,700	551,499
SWS Group, Inc.	3,400	49,810
TD Ameritrade Holding Corp.*	43,320	486,917
The Goldman Sachs Group, Inc.	3,900	314,847
UBS AG (Registered)*	7,942	99,871

		5,230,205
Commercial Banks 1.8%
1st Source Corp.	4,300	76,540
Allied Irish Banks PLC	50,444	74,129
Anglo Irish Bank Corp. PLC	36,330	10,094
Australia & New Zealand Banking Group Ltd.	2,816	23,355
Banca Monte dei Paschi di Siena SpA	2,902	4,162
Banca Popolare di Milano Scarl	6,597	33,673
Banco Bilbao Vizcaya Argentaria SA	7,772	72,748

Banco Comercial Portugues SA (Registered)*	256,204	261,909
Banco Espirito Santo SA (Registered)	25,027	166,378
Banco Latinoamericano de Exportaciones SA "E"	44,000	461,560
Banco Popolare Societa Cooperativa	4,446	25,355
Banco Popular Espanol SA	1,775	12,197
Banco Santander SA	14,453	116,625
Bank of East Asia Ltd.	6,000	11,941
Bank of Montreal	900	24,404
Bank of Nova Scotia	1,700	41,133
Bank of the Ozarks, Inc.	7,800	176,982
Barclays PLC	4,711	7,003
BNP Paribas	28,995	1,110,892
BOC Hong Kong (Holdings) Ltd.	15,500	15,831
Canadian Imperial Bank of Commerce	30,846	1,172,966
Chuo Mitsui Trust Holdings, Inc.	2,000	7,810
Commerzbank AG	2,232	10,178
Commonwealth Bank of Australia	1,927	32,458
Community Bank System, Inc.	10,100	181,295
Credit Agricole SA	1,154	14,043
Danske Bank AS	11,804	118,335
DBS Group Holdings Ltd.	9,000	51,959
Deutsche Postbank AG	203	2,436
Dexia SA	14,077	43,972
DnB NOR ASA	62,600	210,946
Erste Group Bank AG	13,700	206,527
Governor and Co. of the Bank of Ireland	52,112	43,287
Hang Seng Bank Ltd.	4,200	50,611
HSBC Holdings PLC	94,153	734,724
Huntington Bancshares, Inc.	128,700	370,656
International Bancshares Corp.	2,400	43,728
Intesa Sanpaolo	181,257	571,114
Jyske Bank AS (Registered)*	1,200	27,225
KBC Groep NV	3,201	58,480
Lakeland Bancorp., Inc.	5,000	39,050
Lloyds Banking Group PLC	7,908	10,413
Marshall & Ilsley Corp.	55,700	318,047
Mitsubishi UFJ Financial Group, Inc.	136,100	754,819
Mizuho Financial Group, Inc.	18,000	44,250
Mizuho Trust & Banking Co., Ltd.	10,000	10,351
National Australia Bank Ltd.	2,506	29,650
National Bank of Canada	400	11,162
NBT Bancorp., Inc.	24,400	557,296
Nordea Bank AB	14,426	76,167
Oversea-Chinese Banking Corp., Ltd.	24,000	80,735
Park National Corp.	8,400	455,700
PNC Financial Services Group, Inc.	8,733	278,599
Prosperity Bancshares, Inc.	21,300	576,165
Raiffeisen International Bank-Holding AG	3,801	77,478
Regions Financial Corp.	167,600	579,896
Resona Holdings, Inc.	900	13,826
Royal Bank of Canada	2,200	54,558
Royal Bank of Scotland Group PLC	10,314	3,251
S&T Bancorp., Inc.	21,400	544,202
Santander BanCorp.	18,400	153,088
Skandinaviska Enskilda Banken AB "A"	5,129	21,849

Societe Generale	14,311	603,407
Southside Bancshares, Inc.	9,800	186,396
Standard Chartered PLC	3,073	38,904
Sumitomo Mitsui Financial Group, Inc.	1,300	51,498
Sumitomo Trust & Banking Co., Ltd.	3,000	14,746
SunTrust Banks, Inc.	94,600	1,159,796
Svenska Handelsbanken AB "A"	2,800	30,544
Swedbank AB "A"	4,746	16,636
Sydbank AS	1,650	21,916
The Bank of Yokohama Ltd.	2,000	10,135
The Chiba Bank Ltd.	2,000	11,123
Tompkins Financial Corp.	5,800	290,870
Toronto-Dominion Bank	900	29,211
UMB Financial Corp.	7,400	286,676
UniCredit SpA	41,471	72,960
Unione di Banche Italiane ScpA	2,397	29,844
United Overseas Bank Ltd.	83,000	642,791
US Bancorp.	30,600	454,104
Wells Fargo & Co.	97,415	1,841,144
Westpac Banking Corp.	5,280	51,841

		17,214,755
Consumer Finance 0.1%
Capital One Financial Corp.	18,200	288,288
Credit Saison Co., Ltd.	600	5,849
Nelnet, Inc. "A"	16,500	228,030
ORIX Corp.	160	6,956

		529,123
Diversified Financial Services 1.3%
ASX Ltd.	696	11,849
Bank of America Corp.	368,700	2,426,046
Citigroup, Inc.	349,800	1,241,790
CME Group, Inc.	16,287	2,832,472
Compagnie Nationale a Portefeuille	730	34,524
Deutsche Boerse AG	11,095	557,881
Encore Capital Group, Inc.*	7,500	39,450
Fortis	39,046	74,078
Groupe Bruxelles Lambert SA	1,335	98,218
Hong Kong Exchanges & Clearing Ltd.	5,100	43,764
ING Groep NV (CVA)	14,985	119,679
Investor AB "B"	5,096	59,094
JPMorgan Chase & Co.	163,594	4,173,283
Mitsubishi UFJ Lease & Finance Co., Ltd.	310	7,270
NYSE Euronext	38,161	839,542
Singapore Exchange Ltd.	9,000	30,497

		12,589,437
Insurance 1.8%
ACE Ltd.	29,325	1,280,329
Aegon NV	11,118	58,638
Aflac, Inc.	33,162	769,690
Alleanza Assicurazioni SpA	735	4,987
Alleghany Corp.*	1,923	523,883
Allianz SE (Registered)	11,451	963,756
Allied World Assurance Co. Holdings Ltd.	7,900	297,830
Allstate Corp.	52,300	1,133,341

American Equity Investment Life Holding Co.	14,100	94,329
American Physicians Capital, Inc.	2,700	114,804
AMP Ltd.	3,058	10,110
AmTrust Financial Services, Inc.	42,700	350,567
Aon Corp.	38,397	1,422,609
Argo Group International Holdings Ltd.*	18,800	584,868
Arthur J. Gallagher & Co.	27,905	657,721
Assicurazioni Generali SpA	2,686	55,908
Aviva PLC	1,867	8,414
AXA Asia Pacific Holdings Ltd.	1,676	4,965
AXA SA	76,059	1,184,958
Baloise Holding AG (Registered)	394	24,474
China Life Insurance Co., Ltd. "H"	373,900	990,671
CNA Surety Corp.*	3,600	59,580
CNP Assurances	77	5,134
Crawford & Co. "B"*	10,700	95,979
Enstar Group Ltd.*	2,400	129,960
Everest Re Group Ltd.	2,400	151,200
First American Corp.	26,200	572,208
Great-West Lifeco, Inc.	500	7,543
Hallmark Financial Services, Inc.*	7,300	56,502
Hartford Financial Services Group, Inc.	48,530	638,655
Infinity Property & Casualty Corp.	13,700	526,080
Insurance Australia Group Ltd.	3,370	8,247
Irish Life & Permanent PLC	14,011	29,506
Legal & General Group PLC	6,916	6,152
Lincoln National Corp.	11,400	172,482
Loews Corp.	5,500	134,200
Maiden Holdings Ltd.	20,400	92,820
Manulife Financial Corp.	2,500	41,509
MetLife, Inc.	15,493	445,114
Mitsui Sumitomo Insurance Group Holdings, Inc.	600	15,369
Montpelier Re Holdings Ltd.	7,000	98,980
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	7,728	1,027,622
NIPPONKOA Insurance Co., Ltd.	1,000	8,132
Old Mutual PLC	28,741	21,752
PartnerRe Ltd.	8,097	530,597
Power Corp. of Canada	600	10,349
Power Financial Corp.	400	7,382
Principal Financial Group, Inc.	16,300	270,417
Progressive Corp.	25,500	309,825
Prudential Financial, Inc.	18,601	478,976
Prudential PLC	1,794	8,642
QBE Insurance Group Ltd.	1,226	18,464
Reinsurance Group of America, Inc.	6,800	242,284
RLI Corp.	400	22,596
Sampo Oyj "A"	15,172	244,266
Sompo Japan Insurance, Inc.	2,000	12,421
State Auto Financial Corp.	7,900	174,590
Sun Life Financial, Inc.	900	18,319
Suncorp-Metway Ltd.	1,450	6,818
Swiss Life Holding (Registered)*	62	3,368
Swiss Re (Registered)	602	15,996
T&D Holdings, Inc.	300	9,626
Tokio Marine Holdings, Inc.	1,100	28,974

Topdanmark AS*	425	50,604
Transatlantic Holdings, Inc.	7,400	237,910
Trygvesta AS	773	46,077
Unum Group	23,300	329,928
Vienna Insurance Group	3,028	94,981
Zurich Financial Services AG (Registered)	435	78,550

		18,133,538
Real Estate Investment Trusts 0.6%
AMB Property Corp. (REIT)	5,500	88,660
Annaly Capital Management, Inc. (REIT)	13,700	207,418
Apartment Investment & Management Co. "A" (REIT)	7,779	69,155
AvalonBay Communities, Inc. (REIT)	3,700	191,697
BioMed Realty Trust, Inc. (REIT)	7,900	87,216
Boston Properties, Inc. (REIT)	5,700	246,810
CapitaMall Trust (REIT)	10,000	10,382
Colonial Properties Trust (REIT)	14,000	102,900
Corio NV (REIT)	227	9,723
Corporate Office Properties Trust (REIT)	9,000	237,420
Cousins Properties, Inc. (REIT)	11,300	108,593
Equity Lifestyle Properties, Inc. (REIT)	5,600	211,288
Equity Residential (REIT)	12,200	291,946
First Industrial Realty Trust, Inc. (REIT)	27,100	147,424
Franklin Street Properties Corp. (REIT)	800	9,136
Glimcher Realty Trust (REIT)	11,600	21,460
HCP, Inc. (REIT)	5,800	135,372
Healthcare Realty Trust, Inc. (REIT)	7,900	130,429
Home Properties, Inc. (REIT)	7,200	258,408
Hospitality Properties Trust (REIT)	10,000	134,200
Host Hotels & Resorts, Inc. (REIT)	17,000	91,460
Kimco Realty Corp. (REIT)	11,400	163,932
LaSalle Hotel Properties (REIT)	17,700	147,441
Lexington Realty Trust (REIT)	19,300	85,499
Link (REIT)	8,000	14,949
Maguire Properties, Inc. (REIT)*	9,700	20,176
Mid-America Apartment Communities, Inc. (REIT)	6,000	177,240
National Retail Properties, Inc. (REIT)	17,300	249,639
OMEGA Healthcare Investors, Inc. (REIT)	9,200	134,596
Parkway Properties, Inc. (REIT)	8,300	123,836
Pennsylvania Real Estate Investment Trust (REIT)	5,800	25,694
Potlatch Corp. (REIT)	6,800	171,292
ProLogis (REIT)	9,900	99,099
Realty Income Corp. (REIT)	16,300	314,101
Redwood Trust, Inc. (REIT)	3,900	49,491
Senior Housing Properties Trust (REIT)	16,400	265,352
Simon Property Group, Inc. (REIT)	7,900	339,542
Sovran Self Storage, Inc. (REIT)	5,000	130,000
Stockland (REIT)	2,927	6,685
Strategic Hotels & Resorts, Inc. (REIT)	16,000	21,920
Sunstone Hotel Investors, Inc. (REIT)	17,299	74,559
Unibail-Rodamco (REIT)	125	16,832
Vornado Realty Trust (REIT)	7,000	355,670
Washington Real Estate Investment Trust (REIT)	9,500	226,195
Wereldhave NV (REIT)	152	10,913
Westfield Group (REIT)	2,826	21,421

		6,037,171

Real Estate Management & Development 0.0%
Atrium European Real Estate Ltd.*	6,556	18,250
Brookfield Asset Management, Inc. "A"	1,000	15,698
CapitaLand Ltd.	17,000	26,637
Cheung Kong (Holdings) Ltd.	6,000	55,643
City Developments Ltd.	2,000	7,358
Hang Lung Properties Ltd.	7,000	15,716
Henderson Land Development Co., Ltd.	4,000	15,238
Hopewell Holdings Ltd.	10,000	32,969
Lend Lease Corp., Ltd.	911	3,877
Mitsubishi Estate Co., Ltd.	2,000	26,142
Mitsui Fudosan Co., Ltd.	2,000	25,747
New World Development Co., Ltd.	16,000	15,296
Sino Land Co., Ltd.	18,000	17,243
Sumitomo Realty & Development Co., Ltd.	1,000	11,454
Sun Hung Kai Properties Ltd.	6,000	53,345
Swire Pacific Ltd. "A"	3,000	19,390
Wharf Holdings Ltd.	5,000	12,416

		372,419
Thrifts & Mortgage Finance 0.2%
Astoria Financial Corp.	28,600	259,688
Capitol Federal Financial	11,446	473,865
Dime Community Bancshares	44,600	448,230
Doral Financial Corp.*	27,400	140,014
Flushing Financial Corp.	2,400	19,008
Ocwen Financial Corp.*	60,300	536,670

		1,877,475
Health Care 9.5%
Biotechnology 1.6%
Actelion Ltd. (Registered)*	272	14,800
Alexion Pharmaceuticals, Inc.*	10,500	387,135
Alnylam Pharmaceuticals, Inc.*	24,500	516,705
Amgen, Inc.*	20,900	1,146,365
Celgene Corp.*	26,800	1,419,060
CSL Ltd.	9,966	234,679
Cubist Pharmaceuticals, Inc.*	4,500	96,345
CV Therapeutics, Inc.*	38,300	599,395
Emergent Biosolutions, Inc.*	2,500	54,825
Genentech, Inc.*	20,200	1,641,048
Gilead Sciences, Inc.*	120,120	6,098,493
Grifols SA	953	16,777
Intercell AG*	36,578	1,204,446
Isis Pharmaceuticals, Inc.*	44,800	633,024
Myriad Genetics, Inc.*	11,100	827,727
NPS Pharmaceuticals, Inc.*	23,700	147,888
PDL BioPharma, Inc.	89,800	576,516

		15,615,228
Health Care Equipment & Supplies 1.7%
Align Technology, Inc.*	36,400	286,832
Baxter International, Inc.	119,787	7,025,507
Becton, Dickinson & Co.	51,295	3,727,608
C.R. Bard, Inc.	26,620	2,277,873
Cochlear Ltd.	1,073	39,873
Essilor International SA	1,930	73,822

Getinge AB "B"	800	10,665
Hologic, Inc.*	32,900	387,891
Medtronic, Inc.	35,760	1,197,602
Merit Medical Systems, Inc.*	11,700	180,063
Nobel Biocare Holding AG (Bearer)	485	7,469
Olympus Corp.	2,000	32,122
Smith & Nephew PLC	4,258	30,940
Sonova Holding AG (Registered)	186	9,032
STERIS Corp.	24,500	651,700
Synthes, Inc.	36	4,349
Terumo Corp.	1,400	47,354
William Demant Holding AS*	125	4,139
Zimmer Holdings, Inc.*	25,070	912,548

		16,907,389
Health Care Providers & Services 1.5%
Aetna, Inc.	61,200	1,897,200
Alliance Imaging, Inc.*	32,500	287,950
Celesio AG	1,152	24,651
Centene Corp.*	31,900	565,587
CorVel Corp.*	12,700	224,028
Emergency Medical Services Corp. "A"*	15,800	529,616
Express Scripts, Inc.*	8,800	473,088
Fresenius Medical Care AG & Co. KGaA	20,017	898,247
Gentiva Health Services, Inc.*	11,400	288,192
Healthspring, Inc.*	5,600	97,552
Humana, Inc.*	6,800	257,924
Laboratory Corp. of America Holdings*	19,300	1,142,560
LHC Group, Inc.*	20,100	534,861
LifePoint Hospitals, Inc.*	23,900	538,706
Magellan Health Services, Inc.*	17,600	637,472
McKesson Corp.	12,200	539,240
Medco Health Solutions, Inc.*	31,657	1,422,349
Mediceo Paltac Holdings Co., Ltd.	1,400	15,709
Owens & Minor, Inc.	15,500	616,435
PSS World Medical, Inc.*	22,700	360,476
RehabCare Group, Inc.*	18,500	258,075
Sonic Healthcare Ltd.	6,569	57,666
Suzuken Co., Ltd.	600	15,270
UnitedHealth Group, Inc.	16,860	477,644
Universal Health Services, Inc. "B"	15,100	571,535
WellPoint, Inc.*	48,447	2,008,128

		14,740,161
Life Sciences Tools & Services 0.6%
Albany Molecular Research, Inc.*	3,100	26,567
Charles River Laboratories International, Inc.*	11,500	280,715
eResearchTechnology, Inc.*	61,900	358,401
Gerresheimer AG	24,900	509,146
Lonza Group AG (Registered)	6,818	622,002
Luminex Corp.*	28,900	588,693
Thermo Fisher Scientific, Inc.*	89,337	3,209,878

		5,595,402
Pharmaceuticals 4.1%
Abbott Laboratories	117,900	6,536,376
Astellas Pharma, Inc.	26,200	987,984

AstraZeneca PLC	5,501	213,186
Bayer AG	30,160	1,609,798
Bristol-Myers Squibb Co.	24,533	525,252
Caraco Pharmaceutical Laboratories Ltd.*	32,100	147,660
Chugai Pharmaceutical Co., Ltd.	2,000	38,198
Daiichi Sankyo Co., Ltd.	5,100	114,632
Eisai Co., Ltd.	2,200	80,363
Elan Corp. PLC*	91,004	654,255
Eli Lilly & Co.	110,250	4,059,405
GlaxoSmithKline PLC	19,352	342,363
Hisamitsu Pharmaceutical Co., Inc.	600	22,071
Johnson & Johnson	128,666	7,422,742
Kyowa Hakko Kirin Co., Ltd.	2,000	17,918
Medicis Pharmaceutical Corp. "A"	19,000	264,670
Merck & Co., Inc.	86,543	2,470,803
Merck KGaA	538	45,700
Mitsubishi Tanabe Pharma Corp.	2,000	29,264
Novartis AG (Registered)	21,832	903,350
Novo Nordisk AS "B"	31,652	1,688,956
Ono Pharmaceutical Co., Ltd.	900	47,179
Pfizer, Inc.	323,746	4,720,217
POZEN, Inc.*	53,600	384,848
Roche Holding AG (Genusschein)	11,682	1,642,561
Sanofi-Aventis	7,944	447,411
Shionogi & Co., Ltd.	2,000	42,605
Shire PLC	2,151	31,456
Takeda Pharmaceutical Co., Ltd.	6,000	280,327
Teva Pharmaceutical Industries Ltd. (ADR)	51,109	2,118,468
UCB SA	11,499	358,186
ViroPharma, Inc.*	40,100	481,200
Wyeth	44,332	1,904,946

		40,634,350
Industrials 6.4%
Aerospace & Defense 2.0%
BAE Systems PLC	98,183	573,251
Bombardier, Inc. "B"	11,600	35,947
CAE, Inc.	2,600	15,224
Cobham PLC	3,674	11,407
Cubic Corp.	14,600	396,536
DynCorp International, Inc. "A"*	34,800	523,392
European Aeronautic Defence & Space Co.	703	12,296
Finmeccanica SpA	654	10,247
General Dynamics Corp.	32,900	1,866,417
Goodrich Corp.	38,100	1,472,946
Honeywell International, Inc.	117,614	3,858,915
L-3 Communications Holdings, Inc.	12,900	1,019,358
Lockheed Martin Corp.	24,400	2,001,776
Northrop Grumman Corp.	58,200	2,800,584
Precision Castparts Corp.	4,800	311,760
Raytheon Co.	19,900	1,007,338
Rolls-Royce Group PLC*	6,433	31,009
Singapore Technologies Engineering Ltd.	31,000	46,148
Thales SA	226	10,054
Triumph Group, Inc.	13,600	615,808

United Technologies Corp.	72,751	3,491,321

		20,111,734
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	2,728	34,226
FedEx Corp.	13,000	662,220
TNT NV	3,328	58,009
Toll Holdings Ltd.	12,640	43,414
Yamato Holdings Co., Ltd.	2,000	20,300

		818,169
Airlines 0.1%
Air France-KLM	357	3,431
Alaska Air Group, Inc.*	19,600	516,656
Deutsche Lufthansa AG (Registered)	905	10,971
Qantas Airways Ltd.	16,139	24,779
Singapore Airlines Ltd.	9,000	65,691

		621,528
Building Products 0.1%
AAON, Inc.	28,500	516,420
Apogee Enterprises, Inc.	35,100	359,775
Asahi Glass Co., Ltd.	2,000	10,446
Assa Abloy AB "B"	1,200	12,034
Compagnie de Saint-Gobain	572	19,398
Daikin Industries Ltd.	400	9,134
Geberit AG (Registered)	186	17,991

		945,198
Commercial Services & Supplies 0.4%
Babcock International Group PLC	34,566	253,197
Brambles Ltd.	18,859	80,602
Comfort Systems USA, Inc.	50,600	517,638
Courier Corp.	2,600	40,846
Dai Nippon Printing Co., Ltd.	1,000	9,746
G4S PLC	8,103	22,554
Knoll, Inc.	49,900	340,318
Loomis AB "B"*	240	1,779
PRG-Schultz International, Inc.*	12,500	39,125
R.R. Donnelley & Sons Co.	27,200	265,472
Ritchie Bros. Auctioneers, Inc.	900	16,734
Secom Co., Ltd.	300	12,575
Securitas AB "B"	2,851	22,938
Serco Group PLC	1,430	9,111
Standard Register Co.	19,800	143,946
Sykes Enterprises, Inc.*	31,900	533,049
Tetra Tech, Inc.*	5,000	116,150
The Brink's Co.	51,300	1,355,859
Toppan Printing Co., Ltd.	1,000	6,715

		3,788,354
Construction & Engineering 0.3%
ACS, Actividades de Construccion y Servicios SA	4,030	162,229
Balfour Beatty PLC	1,558	8,399
Bouygues SA	742	25,353
EMCOR Group, Inc.*	29,800	613,582
FLSmidth & Co. AS	1,130	30,897
Fluor Corp.	9,400	365,660
Fomento de Construcciones y Contratas SA	881	23,020

Granite Construction, Inc.	16,700	588,174
Grupo Ferrovial SA	964	25,633
JGC Corp.	1,000	14,139
Koninklijke Boskalis Westminster NV	888	17,974
Leighton Holdings Ltd.	1,959	20,408
MasTec, Inc.*	12,000	127,560
Michael Baker Corp.*	13,900	485,944
Perini Corp.*	11,200	233,520
Pike Electric Corp.*	33,600	378,000
Skanska AB "B"	1,600	13,689
SNC-Lavalin Group, Inc.	1,400	39,503
Vinci SA	989	33,879
YIT Oyj	2,643	16,515

		3,224,078
Electrical Equipment 0.6%
ABB Ltd. (Registered)*	72,308	939,948
Alstom SA	9,688	470,089
Emerson Electric Co.	129,256	4,226,671
Gamesa Corp. Tecnologica SA	4,215	70,872
GrafTech International Ltd.*	70,000	560,700
Mitsubishi Electric Corp.	3,000	13,670
Regal-Beloit Corp.	2,400	81,504
Schneider Electric SA	148	9,413
Solarworld AG	188	4,006
Sumitomo Electric Industries Ltd.	1,500	11,292
The Furukawa Electric Co., Ltd.	1,000	3,443
Vestas Wind Systems AS*	2,803	135,530

		6,527,138
Industrial Conglomerates 0.3%
3M Co.	12,600	677,754
Carlisle Companies, Inc.	9,100	169,897
CSR Ltd.	25,620	22,765
Fraser & Neave Ltd.	29,000	54,546
General Electric Co.	157,100	1,905,623
Hutchison Whampoa Ltd.	44,000	224,428
Keppel Corp., Ltd.	31,000	81,457
Koninklijke (Royal) Philips Electronics NV	8,117	147,213
Orkla ASA	3,000	19,860
SembCorp Industries Ltd.	25,000	37,150
Siemens AG (Registered)	2,453	137,520
Smiths Group PLC	1,308	16,261
Wendel	438	17,051

		3,511,525
Machinery 1.2%
AGCO Corp.*	38,000	808,640
Alfa Laval AB	2,522	17,676
Ampco-Pittsburgh Corp.	900	16,641
Atlas Copco AB "A"	3,320	22,353
Atlas Copco AB "B"	1,894	11,284
Blount International, Inc.*	28,900	242,182
Caterpillar, Inc.	5,860	180,781
Chart Industries, Inc.*	57,900	489,834
CIRCOR International, Inc.	18,400	409,400
Columbus McKinnon Corp.*	9,000	114,480

Dover Corp.	47,681	1,348,419
FANUC Ltd.	300	17,797
Federal Signal Corp.	38,100	257,175
Flowserve Corp.	11,100	591,741
Force Protection, Inc.*	86,700	521,067
Gardner Denver, Inc.*	28,400	618,268
Gorman-Rupp Co.	1,600	40,960
Hitachi Construction Machinery Co., Ltd.	600	5,865
Ingersoll-Rand Co., Ltd. "A"	55,000	891,550
Invensys PLC*	2,690	6,021
KCI Konecranes Oyj	336	5,161
Komatsu Ltd.	1,200	12,321
Kone Oyj "B"	5,688	119,476
Kubota Corp.	2,000	10,796
MAN AG	270	11,824
Manitowoc Co., Inc.	105,600	580,800
Metso Corp.	4,584	44,592
Mitsubishi Heavy Industries Ltd.	5,000	18,769
Mueller Water Products, Inc. "A"	5,200	35,204
Oshkosh Corp.	90,200	651,244
Parker Hannifin Corp.	52,652	2,011,833
Sandvik AB	7,455	38,255
Sauer-Danfoss, Inc.	14,700	110,838
Scania AB "B"	2,119	17,052
Schindler Holding AG	266	12,081
SembCorp Marine Ltd.	16,000	16,418
SKF AB "B"	1,800	15,074
Sulzer AG (Registered)	140	6,990
Sun Hydraulics Corp.	3,300	50,820
Timken Co.	44,700	665,583
Vallourec SA	5,267	518,147
Volvo AB "B"	4,715	18,836
Wartsila Oyj	2,886	77,384
Zardoya Otis SA	3,267	58,506

		11,720,138
Marine 0.1%
A P Moller-Maersk AS "A"	8	38,856
A P Moller-Maersk AS "B"	17	81,546
American Commercial Lines, Inc.*	55,000	222,200
Kawasaki Kisen Kaisha Ltd.	1,000	3,629
Kuehne & Nagel International AG (Registered)	248	13,691
Mitsui O.S.K. Lines Ltd.	2,000	11,433
Nippon Yusen Kabushiki Kaisha	2,000	9,347
Pacific Basin Shipping Ltd.	35,000	18,042
TBS International Ltd. "A"*	46,700	459,528

		858,272
Professional Services 0.1%
Adecco SA (Registered)	573	19,252
Capita Group PLC	1,502	15,208
COMSYS IT Partners, Inc.*	11,200	22,400
Experian PLC	2,421	15,189
Exponent, Inc.*	8,200	201,064
Manpower, Inc.	32,800	933,488
Randstad Holdings NV	992	19,727

SGS SA (Registered)	21	22,248

		1,248,576
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	17,200	1,139,500
Canadian National Railway Co.	35,600	1,247,488
Canadian Pacific Railway Ltd.	1,300	39,458
Central Japan Railway Co.	2	14,227
ComfortDelGro Corp., Ltd.	25,000	23,825
CSX Corp.	21,900	634,224
DSV AS	3,650	35,958
East Japan Railway Co.	12,908	874,589
FirstGroup PLC	3,797	14,946
Marten Transport Ltd.*	18,700	330,242
MTR Corp., Ltd.	30,000	71,722
Norfolk Southern Corp.	61,500	2,359,140
Ryder System, Inc.	36,300	1,226,214
Tokyu Corp.	3,000	12,971
Union Pacific Corp.	3,500	153,265
West Japan Railway Co.	4	16,260

		8,194,029
Trading Companies & Distributors 0.2%
Beacon Roofing Supply, Inc.*	40,400	514,292
Bunzl PLC	4,693	38,611
Finning International, Inc.	1,800	18,481
Itochu Corp.	2,000	9,697
Marubeni Corp.	3,000	10,627
Mitsubishi Corp.	50,100	662,944
Mitsui & Co., Ltd.	3,000	31,161
Noble Group Ltd.	32,000	21,648
Sumitomo Corp.	1,600	14,458
TAL International Group, Inc.	9,700	101,656
WESCO International, Inc.*	13,100	241,302
Wolseley PLC	1,672	4,171

		1,669,048
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	5,439	88,252
Atlantia SpA	591	8,648
Brisa	46,238	305,772
Cintra Concesiones de Infraestructuras de Transporte SA	4,048	20,111
Macquarie Infrastructure Group (Unit)	47,418	47,688
Transurban Group (Unit)	17,281	55,801

		526,272
Information Technology 8.0%
Communications Equipment 1.0%
Alcatel-Lucent*	28,723	57,105
Brocade Communications Systems, Inc.*	289,225	1,101,947
Cisco Systems, Inc.*	168,530	2,522,894
DG Fastchannel, Inc.*	13,400	194,166
EchoStar Corp. "A"*	7,200	108,432
InterDigital, Inc.*	19,500	630,435
JDS Uniphase Corp.*	138,700	503,481
Nokia Oyj	53,673	658,711
Nokia Oyj (ADR)	109,606	1,344,866
QUALCOMM, Inc.	50,470	1,743,738

Research In Motion Ltd.*	6,300	348,228
Riverbed Technology, Inc.*	34,100	346,115
Tekelec*	45,400	563,868
Telefonaktiebolaget LM Ericsson "B"	37,189	297,001

		10,420,987
Computers & Peripherals 1.9%
Apple, Inc.*	44,380	3,999,969
EMC Corp.*	121,881	1,345,566
Fujitsu Ltd.	4,000	17,967
Hewlett-Packard Co.	168,000	5,838,000
International Business Machines Corp.	51,940	4,760,301
Logitech International SA (Registered)*	40,952	397,036
NCR Corp.*	22,500	282,375
NEC Corp.	1,000	2,663
Seagate Technology	301,900	1,144,201
Synaptics, Inc.*	24,400	575,108
Toshiba Corp.	7,000	24,309
Western Digital Corp.*	30,400	446,272
Wincor Nixdorf AG	264	12,543

		18,846,310
Electronic Equipment, Instruments & Components 0.8%
Arrow Electronics, Inc.*	80,500	1,535,135
Avnet, Inc.*	73,000	1,446,860
Cogent, Inc.*	44,100	513,324
Daktronics, Inc.	28,000	241,640
Electro Rent Corp.	7,100	75,260
Electrocomponents PLC	7,201	13,721
Fujifilm Holdings Corp.	1,000	21,826
Hirose Electric Co., Ltd.	100	9,402
Hitachi Ltd.	7,000	22,370
Hoya Corp.	800	14,213
Jabil Circuit, Inc.	238,300	1,386,906
Keyence Corp.	100	18,148
Kyocera Corp.	300	19,164
Mettler-Toledo International, Inc.*	18,000	1,198,440
Multi-Fineline Electronix, Inc.*	26,700	494,751
Murata Manufacturing Co., Ltd.	400	15,007
Nidec Corp.	200	9,456
Nippon Electric Glass Co., Ltd.	1,000	6,529
RadiSys Corp.*	13,200	62,436
TDK Corp.	300	11,186
Tech Data Corp.*	28,100	508,891

		7,624,665
Internet Software & Services 0.5%
EarthLink, Inc.*	77,000	579,810
eBay, Inc.*	36,600	439,932
Google, Inc. "A"*	7,990	2,704,855
Liquidity Services, Inc.*	7,900	56,327
S1 Corp.*	46,400	309,488
SAVVIS, Inc.*	58,300	371,954
United Internet AG (Registered)	1,514	11,048
United Online, Inc.	25,100	153,612
Yahoo! Japan Corp.	28	8,899

Yahoo!, Inc.*	33,000	387,090

		5,023,015
IT Services 1.4%
Accenture Ltd. "A"	84,240	2,658,614
Acxiom Corp.	39,300	373,743
Atos Origin SA	562	13,381
Automatic Data Processing, Inc.	40,800	1,482,264
Broadridge Financial Solutions, Inc.	7,000	94,430
Cap Gemini SA	1,495	51,750
CGI Group, Inc. "A"*	2,000	16,196
Computer Sciences Corp.*	12,800	471,552
Computershare Ltd.	1,801	8,183
CSG Systems International, Inc.*	37,600	545,200
Fiserv, Inc.*	25,200	800,100
Gartner, Inc.*	36,600	518,256
iGATE Corp.*	44,700	182,823
Indra Sistemas SA	27,078	545,140
Logica PLC	83,488	79,380
ManTech International Corp. "A"*	11,000	589,930
NTT Data Corp.	3	9,583
SAIC, Inc.*	93,300	1,841,742
Sapient Corp.*	27,900	118,854
Syntel, Inc.	3,700	79,735
TNS, Inc.*	5,000	41,350
Visa, Inc. "A"	60,300	2,975,805

		13,498,011
Office Electronics 0.1%
Brother Industries Ltd.	1,000	6,438
Canon, Inc.	28,800	774,052
Konica Minolta Holdings, Inc.	1,000	7,694
Neopost SA	285	22,976
Ricoh Co., Ltd.	1,000	12,133

		823,293
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC	8,017	10,671
ASML Holding NV	15,523	257,941
Broadcom Corp. "A"*	49,080	777,918
Infineon Technologies AG*	12,363	11,014
Integrated Device Technology, Inc.*	27,100	155,554
Intel Corp.	319,115	4,116,584
IXYS Corp.	8,900	60,965
ROHM Co., Ltd.	200	9,874
Semtech Corp.*	5,300	62,275
Skyworks Solutions, Inc.*	94,400	407,808
STMicroelectronics NV	7,488	38,928
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	224,548	1,693,092
Texas Instruments, Inc.	113,253	1,693,132
Tokyo Electron Ltd.	300	10,964
Ultratech, Inc.*	17,400	194,880
Volterra Semiconductor Corp.*	71,700	501,900

		10,003,500
Software 1.3%
ACI Worldwide, Inc.*	32,000	543,680
Adobe Systems, Inc.*	53,450	1,032,119
Compuware Corp.*	58,100	377,650

Dassault Systemes SA	902	34,139
Electronic Arts, Inc.*	27,050	417,652
i2 Technologies, Inc.*	6,500	40,560
Intuit, Inc.*	7,900	178,935
Konami Corp.	400	7,970
Microsoft Corp.	425,722	7,279,846
Misys PLC	5,338	8,993
Nintendo Co., Ltd.	2,400	738,317
Oracle Corp.*	62,936	1,059,213
Pegasystems, Inc.	19,000	257,830
Renaissance Learning, Inc.	5,800	41,934
SAP AG	7,329	260,265
The Sage Group PLC	75,845	199,302
Trend Micro, Inc.	500	13,613
Tyler Technologies, Inc.*	42,200	531,298
VMware, Inc. "A"*	15,200	314,640

		13,337,956
Materials 3.1%
Chemicals 1.8%
Agrium, Inc.	300	10,050
Air Liquide SA	963	70,184
Air Products & Chemicals, Inc.	37,406	1,881,522
Akzo Nobel NV	4,274	153,029
Asahi Kasei Corp.	4,000	16,357
Ashland, Inc.	159,500	1,279,190
BASF SE	27,415	793,624
Calgon Carbon Corp.*	6,300	79,191
CF Industries Holdings, Inc.	9,500	446,500
Dow Chemical Co.	47,900	555,161
E.I. du Pont de Nemours & Co.	21,810	500,758
Ecolab, Inc.	53,170	1,805,653
GenTek, Inc.*	5,800	79,170
Givaudan SA (Registered)	43	29,150
Incitec Pivot Ltd.	9,966	16,329
Innophos Holdings, Inc.	31,900	482,647
JSR Corp.	600	7,267
K+S AG	328	15,504
Koninklijke DSM NV	2,981	71,598
Kuraray Co., Ltd.	1,000	7,830
Linde AG	8,941	596,137
LSB Industries, Inc.*	10,200	75,276
Mitsubishi Chemical Holdings Corp.	3,500	14,281
Mitsubishi Gas Chemical Co., Inc.	2,000	7,905
Mitsui Chemicals, Inc.	2,000	5,736
Monsanto Co.	34,500	2,624,070
Nitto Denko Corp.	500	9,216
Novozymes AS "B"	5,025	399,896
Orica Ltd.	1,732	14,637
Potash Corp. of Saskatchewan, Inc.	10,003	752,498
Praxair, Inc.	57,524	3,581,445
Shin-Etsu Chemical Co., Ltd.	1,500	69,659
Showa Denko KK	5,000	6,622
Solvay SA	4,318	305,207
Sumitomo Chemical Co., Ltd.	6,000	18,846

Syngenta AG (Registered)	735	142,240
Teijin Ltd.	4,000	9,603
Terra Industries, Inc.	9,500	194,560
Toray Industries, Inc.	4,000	17,247
Ube Industries Ltd.	4,000	8,574
Umicore	9,310	173,645
Yara International ASA	16,880	378,939

		17,706,953
Construction Materials 0.1%
CRH PLC	58,767	1,366,985
Fletcher Building Ltd.	2,475	7,020
Holcim Ltd. (Registered)	1,277	51,553
Imerys SA	225	8,979
Lafarge SA	519	23,971

		1,458,508
Containers & Packaging 0.3%
Rock-Tenn Co. "A"	19,000	592,230
Sealed Air Corp.	15,100	204,605
Silgan Holdings, Inc.	13,100	600,504
Sonoco Products Co.	64,485	1,478,641
Toyo Seikan Kaisha Ltd.	800	11,833

		2,887,813
Metals & Mining 0.8%
Acerinox SA	17,269	225,894
Agnico-Eagle Mines Ltd.	300	16,024
Anglo American PLC	2,651	48,030
ArcelorMittal	24,814	557,314
Barrick Gold Corp.	59,300	2,231,276
BHP Billiton Ltd.	45,768	861,886
BHP Billiton PLC	5,479	93,364
BlueScope Steel Ltd.	1,489	3,286
Century Aluminum Co.*	31,800	112,890
Cliffs Natural Resources, Inc.	13,600	315,112
Compass Minerals International, Inc.	11,700	703,989
Eramet	16	2,544
Fortescue Metals Group Ltd.*	2,210	2,396
Freeport-McMoRan Copper & Gold, Inc.	32,596	819,464
Goldcorp, Inc.	1,300	38,504
JFE Holdings, Inc.	2,200	54,539
Kinross Gold Corp.	1,800	31,897
Kobe Steel Ltd.	9,000	13,346
Mitsubishi Materials Corp.	4,000	9,954
Newcrest Mining Ltd.	837	16,255
Nippon Steel Corp.	22,000	64,306
Nisshin Steel Co., Ltd.	4,000	6,655
Norsk Hydro ASA	60,000	213,560
OneSteel Ltd.	3,472	5,233
Outokumpu Oyj	4,621	52,683
OZ Minerals Ltd.	35,727	12,486
Rautaruukki Oyj	3,695	58,740
Rio Tinto Ltd.	340	8,845
Rio Tinto PLC	2,640	57,383
Salzgitter AG	99	7,188
Sims Metal Management Ltd.	501	5,355

SSAB Svenskt Stal AB "A"	6,762	47,524
Stillwater Mining Co.*	22,900	95,035
Sumitomo Metal Industries Ltd.	17,000	33,861
Sumitomo Metal Mining Co., Ltd.	2,000	18,637
Teck Cominco Ltd. "B"	3,873	14,971
ThyssenKrupp AG	1,162	23,605
United States Steel Corp.	6,900	207,207
Vedanta Resources PLC	477	3,810
voestalpine AG	1,061	20,604
Xstrata PLC	69,115	567,802
Yamana Gold, Inc.	700	5,674

		7,689,128
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	6,242	70,597
Oji Paper Co., Ltd.	3,000	14,195
Stora Enso Oyj "R"	25,225	153,998
Svenska Cellulosa AB "B"	24,788	193,356
UPM-Kymmene Oyj	21,753	205,700

		637,846
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	244,199	6,012,179
Atlantic Tele-Network, Inc.	14,900	320,350
BCE, Inc.	62,574	1,281,332
Belgacom SA	1,686	58,963
BT Group PLC	32,185	49,078
Cable & Wireless PLC	10,538	23,914
Deutsche Telekom AG (Registered)	101,852	1,231,065
Elisa Oyj	1,543	24,436
France Telecom SA	17,284	390,214
Global Crossing Ltd.*	13,500	82,890
Koninklijke (Royal) KPN NV	22,342	298,409
Nippon Telegraph & Telephone Corp.	22,374	1,078,756
NTELOS Holdings Corp.	20,300	439,292
PCCW Ltd.	13,000	6,689
Portugal Telecom, SGPS, SA (Registered)	37,594	302,650
Premiere Global Services, Inc.*	1,700	16,473
Singapore Telecommunications Ltd.	417,000	724,790
Swisscom AG (Registered)	1,176	370,180
Tele2 AB "B"	5,300	42,811
Telecom Corp. of New Zealand Ltd.	559,989	750,534
Telecom Italia SpA	144,546	177,632
Telecom Italia SpA (RSP)	79,757	77,101
Telefonica SA	76,457	1,360,074
Telekom Austria AG	22,345	314,145
Telenor ASA	90,400	590,253
TeliaSonera AB	40,128	176,213
Telstra Corp., Ltd.	118,657	283,889
Telus Corp.	900	25,512
Telus Corp. (Non-Voting Shares)	1,500	40,049
Verizon Communications, Inc.	149,152	4,455,171

		21,005,044

Wireless Telecommunication Services 0.6%
America Movil SAB de CV "L" (ADR)	11,100	316,461
China Mobile Ltd.	116,000	1,046,433
KDDI Corp.	32	199,957
Millicom International Cellular SA (SDR)	1,175	45,068
Mobistar SA	167	12,286
NTT DoCoMo, Inc.	171	297,785
Rogers Communications, Inc. "B"	4,600	129,719
Softbank Corp.	8,200	126,151
Telephone & Data Systems, Inc.	30,800	939,708
United States Cellular Corp.*	6,500	272,675
USA Mobility, Inc.*	48,500	512,645
Vodafone Group PLC	887,468	1,653,948

		5,552,836
Utilities 3.2%
Electric Utilities 2.1%
Acciona SA	248	28,014
Allegheny Energy, Inc.	66,610	2,214,116
American Electric Power Co., Inc.	50,300	1,576,905
British Energy Group PLC	8,328	93,115
Cheung Kong Infrastructure Holdings Ltd.	4,000	14,987
Chubu Electric Power Co., Inc.	4,700	133,545
Chugoku Electric Power Co., Inc.	2,400	62,335
CLP Holdings Ltd.	51,500	349,112
Duke Energy Corp.	113,748	1,723,282
E.ON AG	32,963	1,060,527
Edison International	54,300	1,768,551
EDP - Energias de Portugal SA	82,536	292,992
Electricite de France	1,261	61,732
Enel SpA	64,882	363,684
Entergy Corp.	21,469	1,639,373
Exelon Corp.	28,760	1,559,367
FirstEnergy Corp.	45,784	2,288,742
Fortis, Inc.	5,700	113,233
Fortum Oyj	49,142	959,399
FPL Group, Inc.	28,168	1,452,060
Hokkaido Electric Power Co., Inc.	1,900	45,848
Hokuriku Electric Power Co.	1,600	45,600
HongKong Electric Holdings Ltd.	37,000	217,173
Iberdrola SA	28,307	219,677
Kansai Electric Power Co., Inc.	5,500	150,716
Kyushu Electric Power Co., Inc.	3,200	83,378
NV Energy, Inc.	68,300	732,859
Oesterreichische Elektrizitaetswirtschafts AG "A"	415	15,893
Progress Energy, Inc.	8,500	329,120
Red Electrica Corporacion SA	695	28,600
Scottish & Southern Energy PLC	5,845	100,996
Shikoku Electric Power Co., Inc.	1,500	49,508
Southern Co.	21,572	721,583
Terna-Rete Elettrica Nazionale SpA	25,639	77,894
Tohoku Electric Power Co., Inc.	3,500	89,956
Tokyo Electric Power Co., Inc.	7,800	243,742
Union Fenosa SA	2,672	60,244

		20,967,858

Gas Utilities 0.3%
Chesapeake Utilities Corp.	3,000	86,910
Enagas	870	15,117
Gas Natural SDG SA	1,085	26,119
Hong Kong & China Gas Co., Ltd.	102,600	167,348
New Jersey Resources Corp.	16,500	661,485
ONEOK, Inc.	18,400	537,648
Osaka Gas Co., Ltd.	15,000	63,784
Snam Rete Gas SpA	14,716	76,772
South Jersey Industries, Inc.	13,800	514,740
Tokyo Gas Co., Ltd.	19,000	89,503
WGL Holdings, Inc.	10,900	349,890

		2,589,316
Independent Power Producers & Energy Traders 0.1%
Drax Group PLC	2,119	17,057
Electric Power Development Co., Ltd.	1,000	38,432
Iberdrola Renovables*	4,169	16,926
International Power PLC	13,366	52,537
Mirant Corp.*	51,300	880,821
TransAlta Corp.	7,500	136,758

		1,142,531
Multi-Utilities 0.7%
A2A SpA	14,784	25,657
AGL Energy Ltd.	70,461	651,166
Avista Corp.	17,100	325,584
Canadian Utilities Ltd. "A"	1,800	58,363
Centrica PLC	29,415	109,793
Dominion Resources, Inc.	13,700	481,966
GDF Suez	6,680	256,371
National Grid PLC	18,797	176,198
NiSource, Inc.	54,200	524,656
NorthWestern Corp.	12,400	300,204
PG&E Corp.	69,954	2,705,121
RWE AG	2,160	167,849
Sempra Energy	12,500	548,000
Suez Environnement SA*	863	13,791
TECO Energy, Inc.	25,300	303,853
United Utilities Group PLC	4,223	33,056
Veolia Environnement	2,542	57,315

		6,738,943

Water Utilities 0.0%
Severn Trent PLC	1,502	23,705

Total Common Stocks (Cost $675,250,021)		552,991,506
Rights 0.0%
Consumer Staples 0.0%
Wesfarmers Ltd., Expiration Date 2/23/2009*	2,408	3,118
Financials 0.0%
Fortis, Expiration Date 7/4/2014*	23,884	0

Total Rights (Cost $0)		3,118

Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	75,400	5,448
Industrials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	15	0

Total Warrants (Cost $0)		5,448
Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0%* (Cost $17,340)	25,001	0
Preferred Stocks 0.0%
Consumer Discretionary 0.0%
Porsche Automobil Holding SE	426	25,157
Volkswagen AG	195	9,689

		34,846
Consumer Staples 0.0%
Henkel AG & Co. KGaA	3,289	84,665
Health Care 0.0%
Fresenius SE	1,032	57,204
Utilities 0.0%
RWE AG	71	4,680

Total Preferred Stocks (Cost $369,689)		181,395
	Principal Amount ($) (a)	Value ($)

Corporate Bonds 10.7%
Consumer Discretionary 0.9%
AMC Entertainment, Inc., 8.0%, 3/1/2014	160,000	120,000
American Achievement Corp., 144A, 8.25%, 4/1/2012	45,000	36,000
American Achievement Group Holding Corp., 16.75%, 10/1/2012 (PIK)	89,580	21,499
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	105,000	48,300
8.0%, 3/15/2014	50,000	23,500
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	1,500,000	1,514,391
Cablevision Systems Corp., Series B, 8.334% ***, 4/1/2009	55,000	55,275
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	75,000	10,875
Carrols Corp., 9.0%, 1/15/2013	45,000	32,850

CSC Holdings, Inc.:
6.75%, 4/15/2012	75,000	72,187
Series B, 8.125%, 7/15/2009	85,000	85,425
Series B, 8.125%, 8/15/2009	170,000	170,850
Denny's Holdings, Inc., 10.0%, 10/1/2012	30,000	24,300
DIRECTV Holdings LLC, 7.625%, 5/15/2016	225,000	221,062
DISH DBS Corp.:
6.625%, 10/1/2014	130,000	118,300
7.125%, 2/1/2016	95,000	87,400
Dollarama Group Holdings LP, 8.073% ***, 8/15/2012 (b)	108,000	70,200
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015	100,000	11,000

Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	62,100
Group 1 Automotive, Inc., 8.25%, 8/15/2013		50,000	38,563
Hertz Corp., 8.875%, 1/1/2014		265,000	172,912
Idearc, Inc., 8.0%, 11/15/2016		195,000	6,094
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		60,000	32,100
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		90,000	44,550
Kabel Deutschland GmbH, 10.625%, 7/1/2014		150,000	144,750
Lamar Media Corp., Series C, 6.625%, 8/15/2015		70,000	52,500
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		45,000	29,250
MGM MIRAGE, 6.625%, 7/15/2015		85,000	52,275
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		130,000	98,800
Norcraft Holdings LP, 9.75%, 9/1/2012		250,000	192,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	86,400
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		65,000	59,800
Quebecor Media, Inc., 7.75%, 3/15/2016		60,000	47,100
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		115,000	7,331
Reader's Digest Association, Inc., 9.0%, 2/15/2017		65,000	5,931
Sabre Holdings Corp., 8.35%, 3/15/2016		80,000	20,800
Seminole Hard Rock Entertainment, Inc., 144A, 4.496% ***, 3/15/2014		105,000	49,875
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		75,000	46,125
Simmons Co., Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		310,000	7,750
Sirius XM Radio, Inc., 9.625%, 8/1/2013		145,000	31,900
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		90,000	35,550
TCI Communications, Inc., 8.75%, 8/1/2015		1,638,000	1,762,128
Time Warner Cable, Inc., 8.25%, 2/14/2014		2,250,000	2,390,632
Travelport LLC:
6.828% ***, 9/1/2014		70,000	21,000
9.875%, 9/1/2014		15,000	5,925
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 **		20,000	2,950
United Components, Inc., 9.375%, 6/15/2013		15,000	4,650
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	190,000	206,785
144A, 10.375%, 2/15/2015		75,000	58,313
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	90,000	96,798
Vertis, Inc., 13.5%, 4/1/2014 (PIK)		102,535	513
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		430,000	1,075

			8,599,139
Consumer Staples 1.8%
Alliance One International, Inc., 8.5%, 5/15/2012		45,000	35,550
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		3,500,000	3,550,487
Coca-Cola Enterprises, Inc., 7.375%, 3/3/2014		4,000,000	4,591,776
CVS Caremark Corp., 6.25%, 6/1/2027		2,250,000	2,114,471
Delhaize America, Inc.:
8.05%, 4/15/2027		90,000	86,425
9.0%, 4/15/2031		199,000	227,912
General Nutrition Centers, Inc., 7.584% ***, 3/15/2014 (PIK)		55,000	33,000
Kroger Co., 6.15%, 1/15/2020		3,750,000	3,732,154
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		526,750	263,375
Reynolds American, Inc., 7.75%, 6/1/2018		2,250,000	1,980,457
Viskase Companies, Inc., 11.5%, 6/15/2011		1,425,000	926,250

			17,541,857
Energy 0.8%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		185,000	148,000
Belden & Blake Corp., 8.75%, 7/15/2012		416,000	301,600

Bristow Group, Inc., 7.5%, 9/15/2017	95,000	69,350
Chaparral Energy, Inc., 8.5%, 12/1/2015	120,000	26,400
Chesapeake Energy Corp.:
6.25%, 1/15/2018	60,000	48,300
6.875%, 1/15/2016	290,000	248,675
7.5%, 6/15/2014	35,000	31,675
Cimarex Energy Co., 7.125%, 5/1/2017	80,000	69,200
Delta Petroleum Corp., 7.0%, 4/1/2015	145,000	52,200
Devon Energy Corp., 5.625%, 1/15/2014	2,250,000	2,290,140
Dynegy Holdings, Inc., 6.875%, 4/1/2011	30,000	27,600
El Paso Corp., 7.25%, 6/1/2018	125,000	114,375
Forest Oil Corp., 144A, 7.25%, 6/15/2019	45,000	37,463
Frontier Oil Corp.:
6.625%, 10/1/2011	65,000	62,075
8.5%, 9/15/2016	120,000	114,000
KCS Energy, Inc., 7.125%, 4/1/2012	345,000	300,150
Mariner Energy, Inc.:
7.5%, 4/15/2013	75,000	56,250
8.0%, 5/15/2017	65,000	41,600
Newfield Exploration Co., 7.125%, 5/15/2018	135,000	119,137
OPTI Canada, Inc.:
7.875%, 12/15/2014	115,000	51,175
8.25%, 12/15/2014	225,000	103,500
Petrohawk Energy Corp., 144A, 7.875%, 6/1/2015	50,000	41,875
Plains Exploration & Production Co., 7.0%, 3/15/2017	65,000	54,356
Quicksilver Resources, Inc., 7.125%, 4/1/2016	220,000	151,800
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	60,000	47,400
Stone Energy Corp.:
6.75%, 12/15/2014	160,000	86,400
8.25%, 12/15/2011	250,000	192,500
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	75,000	66,364
Tesoro Corp., 6.5%, 6/1/2017	90,000	67,050
TransCanada PipeLines Ltd., 7.625%, 1/15/2039	2,250,000	2,341,701
Whiting Petroleum Corp.:
7.25%, 5/1/2012	160,000	136,000
7.25%, 5/1/2013	20,000	16,500
Williams Companies, Inc.:
8.125%, 3/15/2012	275,000	272,250
8.75%, 3/15/2032	170,000	155,550
Williams Partners LP, 7.25%, 2/1/2017	75,000	66,750

		8,009,361
Financials 2.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	190,000	73,150
Ashton Woods USA LLC, 9.5%, 10/1/2015 **	215,000	32,250
BB&T Corp., 5.2%, 12/23/2015	3,000,000	2,806,950
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	45,000	4,050
Citigroup, Inc., 6.5%, 8/19/2013	2,605,000	2,489,101
Conproca SA de CV, REG S, 12.0%, 6/16/2010	832,655	847,226
Countrywide Home Loans, Inc., Series H, 6.25%, 4/15/2009	375,000	375,118
FIA Credit Services NA, 144A, 7.125%, 11/15/2012	3,750,000	3,772,961
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	600,000	427,197
7.875%, 6/15/2010	135,000	111,511
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	3,750,000	3,727,946
GMAC LLC, 144A, 6.875%, 9/15/2011	459,000	361,367
Hawker Beechcraft Acquisition Co., LLC, 8.5%, 4/1/2015	225,000	72,000

Inmarsat Finance PLC, 10.375%, 11/15/2012	95,000	94,050
iPayment, Inc., 9.75%, 5/15/2014	80,000	48,000
JPMorgan Chase & Co., 4.75%, 5/1/2013	2,625,000	2,604,696
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	75,000	9,094
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	2,250,000	2,166,111
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	290,000	8,700
Orascom Telecom Finance SCA, 144A, 7.875%, 2/8/2014	100,000	59,000
PNC Bank NA, 6.875%, 4/1/2018	3,000,000	3,016,470
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	75,000	74,719
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	17,000	17,213
SLM Corp., Series A, 4.5%, 7/26/2010	375,000	348,712
Sprint Capital Corp.:
7.625%, 1/30/2011	75,000	62,438
8.375%, 3/15/2012	30,000	24,000
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	3,000,000	2,739,408
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	235,000	2,938
UCI Holdco, Inc., 9.996% ***, 12/15/2013 (PIK)	114,218	12,564
Universal City Development Partners Ltd., 11.75%, 4/1/2010	390,000	300,300
Verizon Wireless Capital LLC, 144A, 7.375%, 11/15/2013	2,250,000	2,433,600
Wind Acquisition Finance SA, 144A, 10.75%, 12/1/2015	75,000	66,750

		29,189,590
Health Care 0.3%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	135,000	149,850
Boston Scientific Corp., 6.0%, 6/15/2011	80,000	77,200
Community Health Systems, Inc., 8.875%, 7/15/2015	600,000	577,500
HCA, Inc.:
9.125%, 11/15/2014	115,000	110,400
9.25%, 11/15/2016	430,000	410,650
9.625%, 11/15/2016 (PIK)	125,000	105,000
HEALTHSOUTH Corp., 10.75%, 6/15/2016	60,000	59,250
IASIS Healthcare LLC, 8.75%, 6/15/2014	95,000	83,600
Medco Health Solutions, Inc., 7.125%, 3/15/2018	974,000	941,381
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	80,000	65,600
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	90,000	58,500
The Cooper Companies, Inc., 7.125%, 2/15/2015	150,000	127,500
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	100,000	84,500
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	245,000	218,050

		3,068,981
Industrials 0.5%
Actuant Corp., 6.875%, 6/15/2017	60,000	49,200
ARAMARK Corp., 8.5%, 2/1/2015	30,000	29,175
Baldor Electric Co., 8.625%, 2/15/2017	75,000	63,000
BE Aerospace, Inc., 8.5%, 7/1/2018	160,000	150,400
Belden, Inc., 7.0%, 3/15/2017	75,000	57,000
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	255,000	232,050
Cenveo Corp., 144A, 10.5%, 8/15/2016	25,000	15,594
Congoleum Corp., 8.625%, 8/1/2008 **	572,000	429,000
Esco Corp.:
144A, 5.871% ***, 12/15/2013	50,000	32,500
144A, 8.625%, 12/15/2013	155,000	120,900
General Cable Corp., 7.125%, 4/1/2017	5,000	4,000
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	60,000	50,475
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012	90,000	33,300
Kansas City Southern de Mexico SA de CV:

7.375%, 6/1/2014		65,000	55,900
7.625%, 12/1/2013		200,000	168,000
9.375%, 5/1/2012		190,000	180,975
Lockheed Martin Corp., 4.121%, 3/14/2013		1,500,000	1,529,602
Mobile Mini, Inc., 9.75%, 8/1/2014		90,000	66,600
Moog, Inc., 144A, 7.25%, 6/15/2018		30,000	26,850
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		115,000	67,275
R.H. Donnelley Corp., Series A-4, 8.875%, 10/15/2017		250,000	25,000
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		65,000	55,900
Seitel, Inc., 9.75%, 2/15/2014		45,000	15,694
Titan International, Inc., 8.0%, 1/15/2012		265,000	222,600
TransDigm, Inc., 7.75%, 7/15/2014		45,000	40,500
Union Pacific Corp., 5.7%, 8/15/2018		1,500,000	1,437,237
United Rentals North America, Inc.:
6.5%, 2/15/2012		50,000	41,000
7.0%, 2/15/2014		210,000	132,300
US Concrete, Inc., 8.375%, 4/1/2014		125,000	68,750

			5,400,777
Information Technology 0.4%
Alion Science & Technology Corp., 10.25%, 2/1/2015		60,000	18,000
L-3 Communications Corp.:
5.875%, 1/15/2015		250,000	228,750
Series B, 6.375%, 10/15/2015		115,000	107,813
Lucent Technologies, Inc., 6.45%, 3/15/2029		135,000	45,225
MasTec, Inc., 7.625%, 2/1/2017		105,000	84,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015		195,000	132,600
Vangent, Inc., 9.625%, 2/15/2015		80,000	50,400
Xerox Corp., 5.65%, 5/15/2013		3,900,000	3,538,345

			4,205,133
Materials 0.5%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		45,000	30,263
ARCO Chemical Co., 9.8%, 2/1/2020 **		635,000	158,750
Cascades, Inc., 7.25%, 2/15/2013		171,000	96,615
Chemtura Corp., 6.875%, 6/1/2016		160,000	52,000
Clondalkin Acquisition BV, 144A, 3.996% ***, 12/15/2013		90,000	52,200
CPG International I, Inc., 10.5%, 7/1/2013		195,000	109,200
Exopack Holding Corp., 11.25%, 2/1/2014		255,000	147,900
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		205,000	174,506
8.375%, 4/1/2017		400,000	332,000
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		596,284	429,324
144A, 9.968% ***, 12/31/2009		959,000	690,480
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		50,000	45,625
Hexcel Corp., 6.75%, 2/1/2015		305,000	262,300
Huntsman LLC, 11.625%, 10/15/2010		400,000	384,000
Innophos, Inc., 8.875%, 8/15/2014		35,000	27,300
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		215,000	177,644
Metals USA Holdings Corp., 7.435% ***, 7/1/2012 (PIK)		51,360	13,610
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		40,000	20,900
Monsanto Co., 5.875%, 4/15/2038		1,500,000	1,552,225
NewMarket Corp., 7.125%, 12/15/2016		195,000	151,125
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	85,000	89,244
Pliant Corp., 11.85%, 6/15/2009 (PIK)		10	5

Radnor Holdings Corp., 11.0%, 3/15/2010 **		120,000	150
Rhodia SA, 144A, 5.362% ***, 10/15/2013	EUR	85,000	51,696
Steel Dynamics, Inc., 7.375%, 11/1/2012		15,000	13,500
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		160,000	145,600
The Mosaic Co., 144A, 7.375%, 12/1/2014		135,000	129,600
Witco Corp., 6.875%, 2/1/2026		155,000	35,650
Wolverine Tube, Inc., 10.5%, 4/1/2009		135,000	113,738

			5,487,150
Telecommunication Services 1.0%
AT&T Mobility LLC, 6.5%, 12/15/2011		2,250,000	2,366,165
BCM Ireland Preferred Equity Ltd., 144A, 11.245% ***, 2/15/2017 (PIK)	EUR	232,970	22,562
Centennial Communications Corp.:
10.0%, 1/1/2013		55,000	58,025
10.125%, 6/15/2013		120,000	123,900
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		220,000	210,100
8.375%, 1/15/2014		85,000	76,075
Cricket Communications, Inc.:
9.375%, 11/1/2014		170,000	154,700
144A, 10.0%, 7/15/2015		155,000	143,375
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		48,802	31,721
Hellas Telecommunications Luxembourg V, 144A, 6.112% ***, 10/15/2012	EUR	100,000	74,904
Intelsat Corp.:
144A, 9.25%, 8/15/2014		30,000	28,050
144A, 9.25%, 6/15/2016		355,000	324,825
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		190,000	174,800
iPCS, Inc., 5.318% ***, 5/1/2013		35,000	24,850
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		185,000	171,356
Millicom International Cellular SA, 10.0%, 12/1/2013		270,000	257,850
Qwest Corp.:
7.25%, 9/15/2025		25,000	18,375
7.875%, 9/1/2011		210,000	207,900
8.875%, 3/15/2012		45,000	44,775
Rogers Communications, Inc., 6.8%, 8/15/2018		1,500,000	1,560,270
Sprint Nextel Corp., 6.0%, 12/1/2016		75,000	50,250
Stratos Global Corp., 9.875%, 2/15/2013		55,000	50,600
Telesat Canada, 144A, 11.0%, 11/1/2015		710,000	543,150
Verizon Communications, Inc., 8.95%, 3/1/2039		1,500,000	1,847,595
Virgin Media Finance PLC:
8.75%, 4/15/2014		180,000	153,000
8.75%, 4/15/2014	EUR	200,000	206,145
Windstream Corp.:
7.0%, 3/15/2019		90,000	79,650
8.625%, 8/1/2016		15,000	14,775

			9,019,743
Utilities 1.6%
AES Corp.:
8.0%, 10/15/2017		150,000	141,000
144A, 8.0%, 6/1/2020		155,000	141,050
144A, 8.75%, 5/15/2013		486,000	487,215
9.5%, 6/1/2009		85,000	85,425
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		595,000	596,487
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010		3,000,000	3,006,909
Appalachian Power Co., 7.0%, 4/1/2038		2,250,000	2,085,322
CenterPoint Energy, Inc., 6.5%, 5/1/2018		2,250,000	1,889,932

CMS Energy Corp., 8.5%, 4/15/2011	355,000	357,495
CP&L, Inc., 5.3%, 1/15/2019	3,750,000	3,824,250
DPL, Inc., 6.875%, 9/1/2011	1,500,000	1,528,861
Edison Mission Energy, 7.0%, 5/15/2017	160,000	148,800
Energy Future Holdings Corp., 10.875%, 11/1/2017	115,000	90,850
Knight, Inc., 6.5%, 9/1/2012	45,000	42,075
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	127,725
Mirant North America LLC, 7.375%, 12/31/2013	60,000	57,900
NRG Energy, Inc.:
7.25%, 2/1/2014	180,000	171,900
7.375%, 1/15/2017	55,000	51,563
7.375%, 2/1/2016	165,000	157,163
NV Energy, Inc.:
6.75%, 8/15/2017	180,000	132,440
8.625%, 3/15/2014	31,000	28,702
Regency Energy Partners LP, 8.375%, 12/15/2013	105,000	81,375
Reliant Energy, Inc., 7.875%, 6/15/2017	180,000	145,800
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015	325,000	240,500

		15,620,739

Total Corporate Bonds (Cost $116,007,699)		106,142,470
Asset-Backed 0.4%
Automobile Receivables 0.3%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	1,643,000	1,613,437
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012	1,517,000	1,148,740

		2,762,177
Home Equity Loans 0.1%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	1,895,958	1,632,115

Total Asset-Backed (Cost $5,055,395)		4,394,292
Mortgage-Backed Securities Pass-Throughs 12.5%
Federal Home Loan Bank, 6.0%, 11/1/2021	1,118,146	1,158,490
Federal Home Loan Mortgage Corp.:
5.0%, 10/1/2035	7,048,198	7,164,658
6.5%, 10/1/2038	8,993,575	9,426,742
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 11/1/2034 (c) (d)	19,805,285	19,932,850
5.0%, 11/1/2034 (d)	17,500,000	17,784,375
5.5%, with various maturities from 2/1/2037 until 4/1/2038	28,165,510	28,724,782
6.0%, 8/1/2037	9,530,532	9,846,231
6.5%, with various maturities from 4/1/2017 until 10/1/2038	27,641,540	28,902,979
8.0%, 9/1/2015	501,761	531,701
Government National Mortgage Association, 6.5%, 8/20/2034	327,569	340,978

Total Mortgage-Backed Securities Pass-Throughs (Cost $122,419,622)		123,813,786
Commercial and Non-Agency Mortgage-Backed Securities 2.4%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.412% ***, 1/25/2036	3,015,000	1,658,814
Countrywide Alternative Loan Trust:
"A1", Series 2004-1T1, 5.0%, 2/25/2034	1,182,453	990,072
"4A3", Series 2005-43, 5.663% ***, 10/25/2035	3,352,034	1,379,293
GS Mortgage Securities Corp. II, "AAB", Series 2006-GG8, 5.535%, 11/10/2039	5,300,000	4,136,543
NYC Mortgage Loan Trust, "A3", Series 1996, 144A, 6.75%, 9/25/2019	1,026,614	718,630
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	2,725,000	1,190,137
"5A1", Series 2005-18, 5.522% ***, 9/25/2035	1,867,078	1,028,633

Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2006-C23, 5.446%, 1/15/2045	5,900,000	4,668,160
"APB", Series 2007-C34, 5.617%, 5/15/2046	8,625,000	6,190,128
Washington Mutual Mortgage Pass-Through Certificates, "1A3", Series 2005-AR16, 5.102% ***, 12/25/2035	3,005,000	1,737,576

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $35,978,784)		23,697,986
Collateralized Mortgage Obligations 1.8%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	1,321,250	1,344,757
Federal Home Loan Mortgage Corp., "OS", Series 3102, Principal Only, Zero Coupon, 1/15/2036	10,470,512	8,593,634
Government National Mortgage Association, "CK", Series 2007-31, 5.0%, 5/16/2037	7,500,000	7,316,311

Total Collateralized Mortgage Obligations (Cost $16,668,692)		17,254,702
Loan Participations and Assignments 0.2%
Senior Loans ***
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 3.725%, 4/2/2014	43,473	41,735
Alliance Mortgage Cycle Loan, Term Loan A, LIBOR plus 7.25%, 9.225%, 6/1/2010 **	233,333	0
Buffets, Inc.:
Debtor in Possession Term Loan, LIBOR plus 7.25%, 9.225%, 11/1/2013	208,779	39,668
Letter of Credit, LIBOR plus 7.25%, 9.225%, 5/1/2013	83,901	15,941
Term Loan B, LIBOR plus 7.25%, 9.225%, 11/1/2013	431,507	81,986
Energy Future Holdings Corp.:
Term Loan B2, LIBOR plus 3.5%, 5.475%, 10/14/2014	671,004	468,129
Term Loan B3, LIBOR plus 3.5%, 5.475%, 10/14/2014	294,506	206,007
Essar Steel Algoma, Inc., Term Loan B, LIBOR plus 2.5%, 4.475%, 6/20/2013	59,697	39,400
Ford Motor Co., Term Loan B, LIBOR plus 3.0%, 4.975%, 12/16/2013	79,594	29,284
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 4.225%, 9/16/2013	49,372	33,079
Golden Nugget, Inc., Second Lien Term Loan, LIBOR plus 3.25%, 5.225%, 12/31/2014	100,000	13,500
Hawker Beechcraft, Inc.:
Term Loan B, LIBOR plus 2.0%, 3.975%, 3/26/2014	50,053	27,493
Letter of Credit, LIBOR plus 2.1%, 4.075%, 3/26/2014	2,939	1,614
HCA, Inc., Term Loan A, LIBOR plus 1.5%, 3.475%, 11/17/2012	262,102	226,437
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 4.225%, 5/6/2013	247,600	107,913
Term Loan C2, LIBOR plus 2.25%, 4.225%, 5/6/2013	32,695	14,250
IASIS Healthcare LLC, Term Loan, LIBOR plus 5.25%, 7.225%, 6/15/2014 (PIK)	235,558	104,234
Longview Power LLC:
Delayed Draw, LIBOR plus 2.25%, 4.225%, 2/28/2014	102,000	72,420
Letter of Credit, LIBOR plus 2.25%, 4.225%, 2/28/2014	27,000	19,170
Term Loan B, LIBOR plus 2.25%, 4.225%, 2/28/2014	81,000	57,510
Sabre, Inc., Term Loan B, LIBOR plus 2.0%, 3.975%, 9/30/2014	78,657	36,221
Symbion, Inc.:
Term Loan A, LIBOR plus 3.25%, 5.225%, 8/23/2013	33,898	20,339
Term Loan B, LIBOR plus 3.25%, 5.225%, 8/23/2014	33,898	20,339
Telesat Canada:
Delayed Draw Term Loan, LIBOR plus 3.0%, 4.975%, 10/31/2014	19,978	16,193
Term Loan B, LIBOR plus 3.0%, 4.975%, 10/31/2014	232,572	188,508
Tribune Co., Tranche B, LIBOR plus 3.0%, 4.975%, 5/19/2014 **	216,681	60,062

Total Loan Participations and Assignments (Cost $3,795,410)		1,941,432
Government & Agency Obligations 9.9%
US Government Sponsored Agencies 2.7
Bank of America Corp., Series L, FDIC Guaranteed, 2.1%, 4/30/2012	4,500,000	4,454,860
Citigroup, Inc., FDIC Guaranteed, 2.125%, 4/30/2012	3,000,000	2,971,308

General Electric Capital Corp., Series G, FDIC Guaranteed, 2.2%, 6/8/2012					12,000,000	11,901,252
PNC Funding Corp., FDIC Guaranteed, 2.3%, 6/22/2012					7,000,000	6,964,601

						26,292,021
US Treasury Obligations 7.2%
US Treasury Bills:
0.04% ****, 5/21/2009 (e)					58,000	57,957
0.13% ****, 6/11/2009 (e)					10,931,000	10,920,899
0.2% ****, 6/18/2009 (e)					264,000	263,734
US Treasury Inflation-Indexed Note, 1.375%, 7/15/2018					9,857,100	9,487,459
US Treasury Notes:
2.75%, 10/31/2013					43,000,000	44,924,938
4.5%, 11/15/2015					5,000,000	5,721,095

						71,376,082

Total Government & Agency Obligations (Cost $96,515,342)						97,668,103
Preferred Securities 0.1%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (f)					120,000	43,828
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (f)					889,000	453,034
Xerox Capital Trust I, 8.0%, 2/1/2027					80,000	58,633

Total Preferred Securities (Cost $1,149,117)						555,495
					Units	Value ($)

Other Investments 0.0%
Materials
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $348,716)					506,000	222,640
					Shares	Value ($)

Exchange Traded Fund 0.2%
iShares MSCI Japan Index Fund (Cost $2,974,413)					268,974	2,267,451
Cash Equivalents 9.0%
Cash Management QP Trust, 1.12% (g) (Cost $88,909,545)					88,909,545	88,909,545
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,165,459,785) †					103.1	1,020,049,369
Other Assets and Liabilities, Net					(3.1)	(30,998,283)

Net Assets					100.0	989,051,086

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
ARCO Chemical Co.	9.8%	2/1/2020	635,000	USD	574,897	158,750
Alliance Mortgage Cycle Loan	9.225%	6/4/2010	233,333	USD	233,333	0
Ashton Woods USA LLC	9.5%	10/1/2015	215,000	USD	195,058	32,250
Congoleum Corp.	8.625%	8/1/2008	572,000	USD	573,205	429,000
Quebecor World, Inc.	9.75%	1/15/2015	115,000	USD	115,000	7,331

Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	79,038	150
Tribune Co.	4.975%	5/24/2014	216,681	USD	216,545	60,062
Tropicana Entertainment LLC	9.625%	12/15/2014	235,000	USD	172,931	2,938
Trump Entertainment Resorts, Inc.	8.5%	6/1/2015	20,000	USD	19,175	2,950
Young Broadcasting, Inc.	8.75%	1/15/2014	430,000	USD	367,438	1,075
					2,546,620	694,506
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2009.

****				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $1,187,223,033. At January 31, 2009, net unrealized depreciation for all securities based on tax cost was $167,173,664. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $31,033,192 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $198,206,856.

(a)				Principal amount stated in US dollars unless otherwise noted.
(b)				Security has deferred its 6/15/2008 interest payment until 6/30/2009.
(c)				At January 31, 2009, this security has been pledged, in whole or in part, as collateral for open credit default swaps.
(d)				When-issued or delayed delivery security included.
(e)				At January 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)				Date shown is call date; not a maturity date for the perpetual preferred securities.
(g)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
FDR: Fiduciary Depositary Receipt
LIBOR: Represents the London InterBank Offered Rate.
MSCI: Morgan Stanley Capital International
PIK: Denotes that all or a portion of the income is paid in kind.
PPS: Price Protected Shares
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt

At January 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	3/16/2009	38	2,714,519	2,788,857	74,338
2 Year US Treasury Note	3/31/2009	189	40,986,210	41,131,125	144,915
AEX Index	2/20/2009	74	4,718,804	4,695,790	(23,014)
ASX SPI 200 Index	3/19/2009	60	3,399,726	3,329,178	(70,548)
DAX Index	3/20/2009	7	1,063,651	972,576	(91,075)
DJ Euro Stoxx 50 Index	3/20/2009	101	3,097,303	2,882,551	(214,752)
Federal Republic of Germany Euro-Bund	3/6/2009	392	62,534,973	61,419,554	(1,115,419)
Federal Republic of Germany Euro-Schatz	3/6/2009	385	52,880,137	53,140,437	260,300
FTSE 100 Index	3/20/2009	11	699,358	654,227	(45,131)
Hang Seng Index	2/26/2009	18	1,482,758	1,533,688	50,930
Nikkei 225 Index	3/12/2009	9	380,988	355,275	(25,713)
Russell 2000 Mini Index	3/20/2009	54	2,532,712	2,390,040	(142,672)
S&P E-Mini 500 Index	3/20/2009	264	11,320,503	10,857,000	(463,503)
S&P MIB Index	3/20/2009	14	1,719,142	1,608,105	(111,037)
S&P TSE 60 Index	3/19/2009	1	83,875	85,121	1,246
Total net unrealized depreciation					(1,771,135)

At January 31, 2009, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	3/20/2009	16	1,638,881	1,618,202	20,679
10 Year Japanese Government Bond	3/11/2009	26	40,394,014	40,203,262	190,752
10 Year US Treasury Note	3/20/2009	364	44,729,317	44,652,564	76,753
CAC 40 Index	2/20/2009	78	3,085,321	2,966,674	118,647

NASDAQ E-Mini 100 Index	3/20/2009	142	3,449,776	3,349,070	100,706
Russell 2000 Mini Index	3/20/2009	84	4,073,963	3,717,840	356,123
S&P TSE 60 Index	3/19/2009	1	83,527	85,121	(1,594)
TOPIX Index	3/13/2009	71	6,412,011	6,243,669	168,342
United Kingdom Long Gilt	3/27/2009	47	8,352,877	7,997,757	355,120
Total net unrealized appreciation	1,385,528

At January 31, 2009, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

2/14/2008 3/20/2009	130,000[1]	3.8%	HCA, Inc., 6.375%, 1/15/2015, B-	154	—	154
2/26/2008 3/20/2009	180,000[1]	5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013, B	411	—	411
Total unrealized appreciation	565

(h)

The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(i)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
Counterparty:
1	Merrill Lynch, Pierce, Fenner & Smith, Inc.
At January 31, 2009, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Appreciation ($)

EUR	223,000	USD	292,955	2/18/2009	7,499
GBP	1,786,000	USD	2,610,927	2/18/2009	23,342
CHF	1,786,000	USD	1,591,375	2/18/2009	51,236
USD	203,664	CAD	254,000	2/18/2009	3,435
EUR	623,000	USD	818,339	2/20/2009	20,878
Total unrealized appreciation	106,390

Contracts to Deliver	In Exchange For	Settlement Date	Unrealized Depreciation ($)

NOK	140,937,000	USD	19,636,520	2/18/2009	(695,281)
USD	2,774,085	JPY	247,687,000	2/18/2009	(16,126)
USD	7,981,117	AUD	12,027,000	2/18/2009	(349,129)
USD	5,550,816	NZD	10,356,000	2/18/2009	(300,291)
USD	15,931,021	SEK	133,306,000	2/18/2009	(1,828)
USD	15,580,882	SGD	23,309,000	2/18/2009	(144,050)
USD	10,584	EUR	8,000	2/20/2009	(344)
Total unrealized depreciation	(1,507,049)

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone

CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157,”Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 459,112,991	$ (385,607)
Level 2	559,770,446	(1,400,094)
Level 3	1,165,932	-
Total	$ 1,020,049,369	$ (1,785,701)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures contracts, forward foreign currency exchange contracts, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at January 31, 2009:

Investments in Securities
Balance as of November 1, 2008	$ 1,436,759
Total realized gain (loss)	(27,586)
Change in unrealized appreciation (depreciation)	(488,263)
Amortization Premium/Discount	1,292
Net purchases (sales)	(4,198)
Net transfers in (out) of Level 3	247,928
Balance as of January 31, 2009	$ 1,165,932

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Balanced Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 23, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        March 23, 2009